Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other payables
Trade payables	$ 1,517	$ 1,469
Other payables and accruals	339	436
Other tax and social security payable	111	49
Payables and accruals for exceptional items	16	34
Total	$ 1,983	$ 1,988	$ 1,622	$ 957